Revenue - Additional Information (Details) $ in Millions	12 Months Ended
Jun. 30, 2025 USD ($)
Disaggregation Of Revenue [Line Items]
Incentive fee earned as percentage on investment performance	20.00%
Incentive fees as per the terms of investment management agreements	$ 4.1
Minimum
Disaggregation Of Revenue [Line Items]
Percentage of management fee rates	1.00%
Maximum
Disaggregation Of Revenue [Line Items]
Percentage of management fee rates	1.50%
Funds
Disaggregation Of Revenue [Line Items]
Percentage entitled of rent collected	4.00%